Provision for Site Reclamation (Schedule of Provision for Site Reclamation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision For Site Reclamation Schedule Of Provision For Site Reclamation
Balance as at December 31, 2016 and 2017
Increase in estimate	946,010
Foreign exchange adjustment	56,351
Accretion expense	2,138
Balance as at December 31, 2018	$ 1,004,499